CAPITAL STOCK - Summarized Information About DSUs (Details) - DSUs $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	115,114	72,434	69,234
Weighted average fair value granted (in dollars per share) | $ / shares	$ 10.26	$ 13.83	$ 14.75
Shares issued upon DSU settlement (in shares) | shares	0	0	37,668
Weighted average fair value per DSU settled (in dollars per share) | $ / shares	$ 0	$ 0	$ 14.50
Cash payment on settlement | $	$ 0	$ 0	$ 546
Outstanding (in shares) | shares	386,541	271,427
Weighted average fair value per award outstanding (in dollars per share) | $ / shares	$ 18.91	$ 12.67